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                                                         SEC File Nos. 033-02610
                                                                       811-04550


                               THE MAINSTAY FUNDS

                          MAINSTAY RESEARCH VALUE FUND

                       SUPPLEMENT DATED NOVEMBER 25, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                       AND
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

         This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") and Statement of Additional Information ("SAI") of The MainStay Funds ("Trust") regarding the MainStay Research Value Fund ("Fund"). You may obtain a copy of the Prospectus and/or the SAI, free of charge, by writing to the Trust at NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         At a meeting held on November 22, 2002, the shareholders of the Fund approved a new Sub-Advisory Agreement between the Fund's investment manager, New York Life Investment Management LLC ("NYLIM"), and Fund Asset Management, L.P., d/b/a Mercury Advisors ("Mercury") to appoint Mercury as the new sub-adviser to the Fund (the "Mercury Agreement") effective November 25, 2002. Mercury has been providing advisory services to the Fund pursuant to an interim sub-advisory agreement between NYLIM and Mercury (the "Interim Agreement") dated November 1, 2002, as previously approved by the Board. The Mercury Agreement provides for substantially the same terms and conditions, including the same sub-advisory fee, as the Interim Agreement.

         In connection with the approval of the Mercury Agreement, the information provided below updates certain information set forth in the Prospectus and the SAI:

         PROSPECTUS

1. The last sentence of the first paragraph in the section entitled Investment Objectives, Principal Investment Strategies and Principal
         Risks: An Overview on page 3 of the Prospectus is hereby deleted and replaced in its entirety as follows:

                  NYLIM has also retained Gabelli Asset Management Company ("Gabelli"), Fund Asset Management, L.P., d/b/a Mercury Advisors ("Mercury"), Dalton, Greiner, Hartman, Maher & Co. ("Dalton, Greiner"), Markston International LLC ("Markston") and Jennison Associates LLC ("Jennison") as the Subadvisors that are responsible for the day-to-day portfolio management of four of the Funds.
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2.       The second paragraph in the section entitled MainStay Research Value
         Fund - Principal Investment Strategies on page 50 of the Prospectus is hereby deleted and replaced in its entirety as follows:

                  The Fund's Subadvisor, Mercury, generally seeks to select securities it believes are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. The Subadvisor also considers growth and new products on a selective basis.

3. The second sentence of the first paragraph in the section entitled MainStay Research Value Fund - Investment Process on page 50 of the Prospectus, which states "Although payment of current dividends and income are considered by the Subadvisor, they are not primary factors in the selection of investments", is hereby deleted in its entirety.

4. The first sentence of the last paragraph in the section entitled MainStay Research Value Fund - Principal Risks on page 51 of the Prospectus is hereby deleted and replaced in its entirety as follows:

                  Since the Fund may invest in foreign securities, it could be subject to various risks of loss that are different from risks of investing in securities of U.S. companies.

5. The paragraph describing Fund Asset Management, L.P. d/b/a Mercury Advisors, in the section entitled Know with Whom You're Investing - Who Manages Your Money? on page 126 of the Prospectus is hereby deleted and replaced in its entirety as follows:

                  FUND ASSET MANAGEMENT, L.P., D/B/A MERCURY ADVISORS ("Mercury"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as Subadvisor to the Research Value Fund. Mercury was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Mercury and its affiliates had approximately $529 billion in investment company and other portfolio assets under management as of December 31, 2001.

6. The information given for the Research Value Fund in the section entitled Who Manages Your Money -- Portfolio Managers on page 127 of the Prospectus is hereby deleted and replaced in its entirety as follows:

                  RESEARCH VALUE FUND -- D. Tysen Nutt, Jr., Robert A. Vogel, Jr., Anthony A. Lombardi, and Jordan L. Irving

7. The biography of D. Tysen Nutt, Jr., in the section entitled Know with Whom You're Investing - Portfolio Manager Biographies on page 130 of the Prospectus is hereby deleted and replaced in its entirety as follows:

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                  D. TYSEN NUTT, JR. Mr. Nutt jointly manages the Research Value
                  Fund. Mr. Nutt is a managing director and senior portfolio manager of Mercury. He has 19 years of investment industry experience. Prior to joining Mercury in 1994, Mr. Nutt was a senior vice president with Van Doventer & Hoch where he managed accounts for institutions and individuals. Mr. Nutt has a B.A. from Dartmouth College.

8. The following information is added to the section entitled Know with Whom You're Investing - Portfolio Manager Biographies:

                  ROBERT A. VOGEL, JR., CFA Mr. Vogel jointly manages the Research Value Fund. Mr. Vogel is a vice president and portfolio manager at Mercury. Mr. Vogel joined Mercury in 1997. He has a B.A. and a M.S. in finance from Loyola College and a M.B.A. from the Wharton School at the University of Pennsylvania.

                  ANTHONY A. LOMBARDI, CPA Mr. Lombardi jointly manages the Research Value Fund. Mr. Lombardi is a vice president and portfolio manager at Mercury. Mr. Lombardi has 13 years of investment industry experience. Prior to joining Mercury in 1998, Mr. Lombardi was a vice president and equity research analyst with Dean Witter Reynolds. He has a B.A. and a M.B.A., both in finance, from Hofstra University.

                  JORDAN L. IRVING Mr. Irving jointly manages the Research Value Fund. Mr. Irving is a vice president and portfolio manager at Mercury. Mr. Irving joined Mercury in 1998. He holds a B.A. from Yale University and a Special Diploma from Oxford University.

STATEMENT OF ADDITIONAL INFORMATION

1. The second paragraph on the first page of the SAI is hereby deleted and replaced in its entirety as follows:

                  New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the investment adviser for the Funds and has entered into Subadvisory Agreements with Gabelli Asset Management Company ("GAMCO") with respect to the Blue Chip Growth Fund; Fund Asset Management, L.P., d/b/a Mercury Advisors ("Mercury") with respect to the Research Value Fund; Dalton, Greiner, Hartman, Maher & Co. ("Dalton, Greiner") with respect to the Small Cap Value Fund; Markston International LLC ("Markston") and Jennison Associates LLC ("Jennison") with respect to the MAP Fund; MacKay Shields LLC ("MacKay Shields") with respect to the Capital Appreciation Fund,

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                  Convertible Fund, Equity Income Fund, Global High Yield Fund,
                  Government Fund, High Yield Corporate Bond Fund, International Bond Fund, International Equity Fund, Mid Cap Growth Fund, Money Market Fund, Select 20 Equity Fund, Small Cap Growth Fund, Strategic Income Fund, Strategic Value Fund, Tax Free Bond Fund, Total Return Fund and Value Fund; and McMorgan & Company LLC ("McMorgan") with respect to the U.S. Large Cap Equity Fund. MacKay Shields, GAMCO, Mercury, Dalton, Greiner, Markston International, Jennison and McMorgan are sometimes jointly referred to as the "Subadvisors." There are no subadvisors for the Equity Index Fund and the Growth Opportunities Fund.

2. The first sentence of the first paragraph of the section entitled The Manager, the Subadvisors and the Distributor - Subadvisory Agreements on page 66 of the SAI is hereby deleted and replaced in its entirety as follows:

                  Pursuant to the Subadvisory Agreements, as the case may be,
                  (a) between the Manager and GAMCO with respect to the Blue Chip Growth Fund; (b) between the Manager and Mercury with respect to the Research Value Fund; (c) between the Manager and Dalton, Greiner with respect to the Small Cap Value Fund;
                  (d) between the Manager and Markston with respect to the MAP Fund; (e) between the Manager and Jennison with respect to the MAP Fund; (f) between the Manager and McMorgan with respect to the U.S. Large Cap Equity Fund; and (g) between the Manager and MacKay Shields with respect to the Capital Appreciation Fund, Convertible Fund, Equity Income Fund, Global High Yield Fund, Government Fund, High Yield Corporate Bond Fund, International Bond Fund, International Equity Fund, Mid Cap Growth Fund, Money Market Fund, Select 20 Equity Fund, Small Cap Growth Fund, Strategic Income Fund, Strategic Value Fund, Tax Free Bond Fund, Total Return Fund and Value Fund (each a "Subadvisor" and collectively the "Subadvisors"), and subject to the supervision of the Trustees of the Trust and the Manager in conformity with the stated policies of each of the Funds and the Trust, each Subadvisor manages such Fund's portfolios, including the purchase, retention, disposition and loan of securities.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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